Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5:- Property and Equipment

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$2,838	$2,448
Leasehold improvement	831	582
Office furniture and equipment	144	133
Vehicles	149	149

	3,962	3,312

Accumulated depreciation	2,588	2,003

Property and equipment, net	$1,374	$1,309

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was $585, $557 and $481, respectively.